Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL ASSETS
Financial assets at fair value with changes in results, Current	$ 0	$ 90,839
Financial assets at fair value with change in other comprehensive income, Current	127,854	269,031
Financial assets held to maturity, current	860,425	880,268
Hedging derivatives, current	322,316	39,022,012
Non-Hedging derivatives, current	0	41,023
Other current financial assets	1,310,595	40,303,173
Financial assets at fair value with changes in results, Non-current	0	0
Financial assets at fair value with change in other comprehensive income, Non-current	2,349,223	2,352,894
Financial assets held to maturity, non-current	0	689,146
Hedging derivatives, non-current	4,871,397	4,191,543
Non-Hedging derivatives non-current	0	36,086
Other non-current financial assets	$ 7,220,620	$ 7,269,669